Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DEUTSCHE GLOBAL/INTERNATIONAL FUND, INC.
Prospectus Date	rr_ProspectusDate	Feb. 01, 2017
Supplement [Text Block]	dgifi_SupplementTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS

Deutsche Enhanced Emerging Markets Fixed Income Fund

The fund's Board of Directors (Board) has approved changes to the fund proposed by Deutsche Investment Management Americas Inc. (DIMA), the fund's investment advisor including: (i) a new fund name; (ii) the termination of the sub-advisory agreement between DIMA and Deutsche Alternative Asset Management (Global) Limited (DAAM Global); (iii) the appointment of Deutsche Asset Management International GmbH (Deutsche AM International GmbH), an indirect, wholly-owned subsidiary of Deutsche Bank AG, as a subadvisor to the fund; and (iv) a sub-advisory agreement between DIMA and Deutsche AM International GmbH, its affiliate, with respect to the fund. The changes to the fund, as described further below, will become effective on or about October 2, 2017. Deutsche AM International GmbH will begin providing portfolio management services to the fund on or about October 2, 2017.

DIMA, subject to the approval of the fund's Board, has ultimate responsibility to oversee any subadvisor to the fund and to recommend the hiring, termination and replacement of subadvisors for the fund. The fund and DIMA have received an exemptive order from the Securities and Exchange Commission (SEC) that allows DIMA, subject to the approval of the fund's Board, to appoint Deutsche AM International GmbH as a subadvisor to the fund without obtaining shareholder approval. The fund and DIMA are subject to certain conditions imposed by the SEC order.

Effective on or about October 2, 2017, the prospectus is supplemented as follows:

Deutsche Enhanced Emerging Markets Fixed Income Fund will be renamed Deutsche Emerging Markets Fixed Income Fund. All references in the prospectus to the Deutsche Enhanced Emerging Markets Fixed Income Fund will be superseded with Deutsche Emerging Markets Fixed Income Fund.

DAAM Global will no longer serve as subadvisor to the fund and all references to DAAM Global are hereby deleted.

All disclosure and references in the fund's prospectus to "Currency strategies" and "Currency strategies risk" are hereby deleted.

The following information replaces the second paragraph of the "Main investments" disclosure contained in the "PRINCIPAL INVESTMENT STRATEGY" section of the summary section and the "Fund Details" section of the fund's prospectus:

The fund considers "emerging markets" to include, but not to be limited to: (i) the countries or markets that are part of the JP Morgan Emerging Markets Bond (EMBI) Global Diversified Index; or (ii) the countries or markets that are classified as "emerging market and developing economies" by the International Monetary Fund (IMF) (World Economic Outlook); or (iii) countries listed as low or middle (both lower middle and higher middle) income by the World Bank, if a country is an emerging market and if such country is not part of the JP Morgan EMBI Global Diversified Index and if it is not classified as "emerging market and developing economy" by the IMF.

Deutsche Enhanced Emerging Markets Fixed Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dgifi_SupplementTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS

Deutsche Enhanced Emerging Markets Fixed Income Fund

The fund's Board of Directors (Board) has approved changes to the fund proposed by Deutsche Investment Management Americas Inc. (DIMA), the fund's investment advisor including: (i) a new fund name; (ii) the termination of the sub-advisory agreement between DIMA and Deutsche Alternative Asset Management (Global) Limited (DAAM Global); (iii) the appointment of Deutsche Asset Management International GmbH (Deutsche AM International GmbH), an indirect, wholly-owned subsidiary of Deutsche Bank AG, as a subadvisor to the fund; and (iv) a sub-advisory agreement between DIMA and Deutsche AM International GmbH, its affiliate, with respect to the fund. The changes to the fund, as described further below, will become effective on or about October 2, 2017. Deutsche AM International GmbH will begin providing portfolio management services to the fund on or about October 2, 2017.

DIMA, subject to the approval of the fund's Board, has ultimate responsibility to oversee any subadvisor to the fund and to recommend the hiring, termination and replacement of subadvisors for the fund. The fund and DIMA have received an exemptive order from the Securities and Exchange Commission (SEC) that allows DIMA, subject to the approval of the fund's Board, to appoint Deutsche AM International GmbH as a subadvisor to the fund without obtaining shareholder approval. The fund and DIMA are subject to certain conditions imposed by the SEC order.

Effective on or about October 2, 2017, the prospectus is supplemented as follows:

Deutsche Enhanced Emerging Markets Fixed Income Fund will be renamed Deutsche Emerging Markets Fixed Income Fund. All references in the prospectus to the Deutsche Enhanced Emerging Markets Fixed Income Fund will be superseded with Deutsche Emerging Markets Fixed Income Fund.

DAAM Global will no longer serve as subadvisor to the fund and all references to DAAM Global are hereby deleted.

All disclosure and references in the fund's prospectus to "Currency strategies" and "Currency strategies risk" are hereby deleted.

The following information replaces the second paragraph of the "Main investments" disclosure contained in the "PRINCIPAL INVESTMENT STRATEGY" section of the summary section and the "Fund Details" section of the fund's prospectus:

The fund considers "emerging markets" to include, but not to be limited to: (i) the countries or markets that are part of the JP Morgan Emerging Markets Bond (EMBI) Global Diversified Index; or (ii) the countries or markets that are classified as "emerging market and developing economies" by the International Monetary Fund (IMF) (World Economic Outlook); or (iii) countries listed as low or middle (both lower middle and higher middle) income by the World Bank, if a country is an emerging market and if such country is not part of the JP Morgan EMBI Global Diversified Index and if it is not classified as "emerging market and developing economy" by the IMF.

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund considers "emerging markets" to include, but not to be limited to: (i) the countries or markets that are part of the JP Morgan Emerging Markets Bond (EMBI) Global Diversified Index; or (ii) the countries or markets that are classified as "emerging market and developing economies" by the International Monetary Fund (IMF) (World Economic Outlook); or (iii) countries listed as low or middle (both lower middle and higher middle) income by the World Bank, if a country is an emerging market and if such country is not part of the JP Morgan EMBI Global Diversified Index and if it is not classified as "emerging market and developing economy" by the IMF.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	All disclosure and references in the fund's prospectus to "Currency strategies" and "Currency strategies risk" are hereby deleted.